AB High Income Fund

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 57.3%
Industrial – 49.0%
Basic – 3.2%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	759	$764,381
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	955	1,050,318
4.875%, 02/04/2028(a)	U.S.$	4,788	4,622,964
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		703	690,740
7.50%, 09/30/2029(a)		1,091	1,057,538
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		1,716	1,591,769
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		1,485	1,522,144
Cleveland-Cliffs, Inc. 9.875%, 10/17/2025(a)		2,854	3,190,053
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		897	912,671
Diamond BC BV 4.625%, 10/01/2029(a)		1,402	1,324,847
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,415	2,323,357
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		1,355	1,028,380
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		12,055	12,069,794
4.50%, 09/15/2027(a)		1,475	1,513,179
Glatfelter Corp. 4.75%, 11/15/2029(a)		3,565	3,602,814
Graphic Packaging International LLC 3.75%, 02/01/2030(a)		6,296	6,049,293
Hecla Mining Co. 7.25%, 02/15/2028		983	1,049,877
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		5,122	5,426,846
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	108	117,181
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		5,634	5,951,607
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	4,788	4,527,932
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		3,201	3,328,601
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		6,418	6,417,180

	Principal Amount (000)		U.S. $ Value

Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)	U.S.$	2,189	$2,365,180
Kleopatra Finco SARL 4.25%, 03/01/2026(a) (g)	EUR	5,384	5,660,780
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (f)	U.S.$	6,077	6,165,628
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (h)		16,121	0
Mercer International, Inc. 5.125%, 02/01/2029		3,306	3,273,836
Olin Corp. 5.625%, 08/01/2029		1,124	1,178,730
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		500	516,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027(a)		8,776	8,313,379
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(g) (i)	EUR	6,497	6,996,714
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		1,267	1,419,386
5.375%, 11/01/2026(a)	U.S.$	4,506	4,542,052
SPCM SA 3.125%, 03/15/2027(a)		3,640	3,487,701
3.375%, 03/15/2030(a)		4,197	3,944,105
Valvoline, Inc. 4.25%, 02/15/2030(a)		10,847	10,472,806
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		3,382	3,366,075

			131,836,088

Capital Goods – 2.4%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 02/15/2023(a)		2,268	2,267,794
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		6,594	6,247,815
4.00%, 09/01/2029(a)		5,355	5,100,637
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		2,072	2,055,960
5.25%, 04/30/2025(a)		2,000	2,036,600
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(a)		9,362	9,497,714
7.875%, 04/15/2027(a)		2,481	2,513,252
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		3,893	3,779,652

	Principal Amount (000)		U.S. $ Value

Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)	U.S.$	5,828	$5,910,463
EnerSys 4.375%, 12/15/2027(a)		5,050	5,128,076
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,560,261
GFL Environmental, Inc. 4.25%, 06/01/2025(a)		333	337,180
5.125%, 12/15/2026(a)		2,000	2,068,175
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		2,757	2,973,788
Griffon Corp. 5.75%, 03/01/2028		1,264	1,264,905
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		1,036	1,031,384
Madison IAQ LLC 5.875%, 06/30/2029(a)		2,757	2,549,779
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		1,992	1,960,236
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	7,486	8,634,619
Tervita Corp. 11.00%, 12/01/2025(a)	U.S.$	5,242	6,061,736
Titan Holdings II BV 5.125%, 07/15/2029(a)	EUR	2,767	2,978,686
TK Elevator Holdco GmbH 7.625%, 07/15/2028(a)	U.S.$	526	552,422
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,410,244
4.875%, 05/01/2029		5,750	5,524,977
8.00%, 12/15/2025(a)		3,335	3,490,169
Triumph Group, Inc. 7.75%, 08/15/2025		2,289	2,271,408
8.875%, 06/01/2024(a)		3,221	3,443,588
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	132	146,974
Wesco Distribution, Inc. 7.25%, 06/15/2028(a)	U.S.$	2,462	2,639,996

			101,438,490

Communications - Media – 6.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		7,124	7,118,102
Altice Financing SA 5.75%, 08/15/2029(a)		25,958	24,228,135
AMC Networks, Inc. 4.25%, 02/15/2029		8,644	8,331,819
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		1,056	1,025,604
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	815	899,650
5.375%, 03/01/2025(a)	U.S.$	8,793	8,943,814

	Principal Amount (000)		U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)	U.S.$	36,644	$35,405,209
4.75%, 02/01/2032(a)		25,422	25,004,051
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		583	585,927
CSC Holdings LLC 4.50%, 11/15/2031(a)		6,832	6,367,880
5.00%, 11/15/2031(a)		4,734	4,268,848
5.375%, 02/01/2028(a)		4,139	4,153,117
5.75%, 01/15/2030(a)		2,452	2,310,171
7.50%, 04/01/2028(a)		2,326	2,407,219
DISH DBS Corp. 5.00%, 03/15/2023		1,148	1,165,913
5.125%, 06/01/2029		5,828	5,085,434
5.25%, 12/01/2026(a)		9,108	8,838,481
5.75%, 12/01/2028(a)		9,476	9,104,752
5.875%, 11/15/2024		1,199	1,207,072
7.375%, 07/01/2028		6,580	6,365,996
7.75%, 07/01/2026		335	345,160
DISH Network Corp. 3.375%, 08/15/2026(j)		4,275	3,967,012
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		8,103	7,996,531
iHeartCommunications, Inc. 6.375%, 05/01/2026		758	785,953
8.375%, 05/01/2027		1,375	1,439,342
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		4,636	4,824,809
Liberty Interactive LLC 3.75%, 02/15/2030(j)		2,211	1,614,079
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		4,714	4,478,300
8.00%, 08/01/2029(a)		4,714	4,407,590
National CineMedia LLC 5.875%, 04/15/2028(a)		3,387	2,874,178
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		1,403	1,346,983
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		2,485	2,457,582
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		8,939	8,223,880
5.50%, 03/01/2030(a)		4,371	4,050,682
Sirius XM Radio, Inc.
4.00%, 07/15/2028(a)		30,900	29,891,115
5.50%, 07/01/2029(a)		110	114,228
TEGNA, Inc. 5.00%, 09/15/2029		1,803	1,777,597
Univision Communications, Inc. 4.50%, 05/01/2029(a)		2,116	2,097,255
6.625%, 06/01/2027(a)		1,134	1,197,547

	Principal Amount (000)		U.S. $ Value

Urban One, Inc. 7.375%, 02/01/2028(a)	U.S.$	12,257	$12,458,002
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,734	3,554,572
5.50%, 05/15/2029(a)		333	340,647
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		985	940,263

			264,000,501

Communications - Telecommunications – 3.0%
Altice France SA/France 5.125%, 07/15/2029(a)		17,362	16,135,144
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		7,696	7,977,289
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		987	958,028
6.50%, 10/01/2028(a)		10,220	10,542,911
CT Trust 5.125%, 02/03/2032(a)		707	717,614
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	3,874	4,377,664
9.375%, 06/17/2023(a)	U.S.$	3,093	3,121,287
Embarq Corp. 7.995%, 06/01/2036		8,721	8,980,422
Iliad Holding SASU 6.50%, 10/15/2026(a)		1,449	1,462,994
7.00%, 10/15/2028(a)		2,668	2,699,862
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(b) (k)		7,915	3,494,150
9.75%, 07/15/2025(a) (b) (k)		1,446	639,998
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	3,977	4,356,261
Level 3 Financing, Inc. 4.25%, 07/01/2028(a)	U.S.$	2,458	2,347,704
Lumen Technologies, Inc. Series Y 7.50%, 04/01/2024		262	280,006
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		4,742	4,343,378
Sprint Capital Corp. 8.75%, 03/15/2032		3,300	4,610,018
Sprint Corp. 7.625%, 03/01/2026		137	157,257
Switch Ltd. 4.125%, 06/15/2029(a)		3,072	2,993,344
Telecom Italia Capital SA 7.20%, 07/18/2036		5,713	6,064,828
7.721%, 06/04/2038		6,995	7,574,748
United Group BV 4.317%, 02/01/2029	EUR	5,496	6,168,624
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)	U.S.$	21,380	20,490,576

	Principal Amount (000)		U.S. $ Value

Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)	U.S.$	4,424	$4,191,700

			124,685,807

Consumer Cyclical - Automotive – 2.7%
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		913	961,516
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		6,401	6,851,847
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (f)		8,693	9,945,812
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	1,055	1,202,985
6.25%, 05/15/2026(a)	U.S.$	3,781	3,915,535
Dana, Inc. 4.25%, 09/01/2030		3,854	3,747,647
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		5,841	6,023,668
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (d) (e) (h)		18,493	0
(First Lien) 11.00%, 10/31/2024(b) (d) (e) (h)		7,590	0
Ford Motor Co. 3.25%, 02/12/2032		9,212	8,782,611
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		388	375,976
5.125%, 06/16/2025		538	565,808
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(a)		1,697	1,698,124
5.25%, 07/15/2031(a)		2,963	2,987,633
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)		6,351	6,157,683
5.875%, 11/15/2024(a)	EUR	667	790,861
5.875%, 01/15/2028(a)	U.S.$	6,393	6,380,312
7.75%, 10/15/2025(a)		6,597	6,975,526
Mclaren Finance PLC 7.50%, 08/01/2026(a)		9,232	9,428,348
Meritor, Inc. 4.50%, 12/15/2028(a)		7,032	6,849,021
6.25%, 06/01/2025(a)		1,349	1,402,327
PM General Purchaser LLC 9.50%, 10/01/2028(a)		6,681	6,626,041
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		1,262	1,231,846
Tenneco, Inc. 5.00%, 07/15/2026(g)		2,571	2,383,058
7.875%, 01/15/2029(a)		5,477	5,826,285
Titan International, Inc. 7.00%, 04/30/2028		7,168	7,531,389
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	1,200	1,331,256

	Principal Amount (000)		U.S. $ Value

ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	4,288	$4,385,519

			114,358,634

Consumer Cyclical - Entertainment – 2.9%
Carnival Corp. 4.00%, 08/01/2028(a)		8,433	8,004,182
5.75%, 03/01/2027(a)		6,463	6,212,559
9.875%, 08/01/2027(a)		3,689	4,134,668
10.125%, 02/01/2026(a)	EUR	3,260	4,067,944
Carnival PLC 1.00%, 10/28/2029		737	615,414
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	12,465	12,812,207
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		2,584	2,448,595
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		1,512	1,529,566
Mattel, Inc. 3.75%, 04/01/2029(a)		9,492	9,491,840
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	2,973	3,209,003
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	9,466	8,965,164
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	6,011,008
5.50%, 08/31/2026-04/01/2028(a)		25,270	24,524,645
10.875%, 06/01/2023(a)		3,534	3,783,854
11.50%, 06/01/2025(a)		7,586	8,381,165
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		1,901	1,983,512
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		4,065	3,710,405
7.00%, 02/15/2029(a)		5,016	4,798,761
13.00%, 05/15/2025(a)		2,788	3,122,331
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,018	984,312

			118,791,135

Consumer Cyclical - Other – 2.5%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		4,216	4,340,835
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	5,712,044
6.25%, 09/15/2027(a)		7,295	7,518,696
Caesars Entertainment, Inc. 4.625%, 10/15/2029(a)		4,934	4,728,828
6.25%, 07/01/2025(a)		507	525,485

	Principal Amount (000)		U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	1,528	$1,540,661
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		2,842	2,717,699
Empire Communities Corp. 7.00%, 12/15/2025(a)		1,563	1,594,455
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		1,140	1,133,818
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		6,001	6,191,264
Forestar Group, Inc. 3.85%, 05/15/2026(a)		2,881	2,841,723
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		1,671	1,748,801
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		5,459	5,185,096
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		3,307	3,207,909
5.00%, 06/01/2029(a)		3,417	3,400,266
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		838	864,130
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	1,026	1,158,423
Mattamy Group Corp. 4.625%, 03/01/2030(a)	U.S.$	4,691	4,625,869
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		2,350	2,209,319
5.875%, 09/01/2031(a)		2,350	2,214,189
Scientific Games International, Inc. 3.375%, 02/15/2026(a)	EUR	970	1,097,172
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)	U.S.$	7,822	7,690,929
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		594	568,737
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		6,781	6,766,779
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		2,782	2,973,643
5.875%, 06/15/2027(a)		493	529,093
Travel + Leisure Co. 4.50%, 12/01/2029(a)		3,509	3,387,270
4.625%, 03/01/2030(a)		10,068	9,855,692
6.625%, 07/31/2026(a)		3,533	3,796,053

	Principal Amount (000)		U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/2023(a)	U.S.$	333	$335,741
5.50%, 03/01/2025(a)		2,020	2,030,131
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		3,075	2,987,441

			105,478,191

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		6,965	6,800,627
4.00%, 10/15/2030(a)		8,721	8,096,182
4.375%, 01/15/2028(a)		83	81,781
IRB Holding Corp. 7.00%, 06/15/2025(a)		422	440,019
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	1,952	2,711,787
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	4,367	4,355,075

			22,485,471

Consumer Cyclical - Retailers – 2.6%
Arko Corp. 5.125%, 11/15/2029(a)		4,612	4,385,697
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		3,368	3,321,195
5.00%, 02/15/2032(a)		1,444	1,434,283
Bath & Body Works, Inc. 5.25%, 02/01/2028		531	557,331
6.625%, 10/01/2030(a)		3,212	3,457,691
6.75%, 07/01/2036		1,479	1,680,979
6.875%, 11/01/2035		7,429	8,542,455
7.50%, 06/15/2029		492	537,289
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (f)		2,653	2,592,997
Dufry One BV 2.50%, 10/15/2024(a)	EUR	2,044	2,251,012
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	9,711	9,710,546
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		1,246	1,201,838
Gap, Inc. (The) 3.625%, 10/01/2029(a)		2,335	2,172,484
3.875%, 10/01/2031(a)		2,335	2,168,909
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		4,313	4,178,503
LBM Acquisition LLC 6.25%, 01/15/2029(a)		303	288,848
Levi Strauss & Co. 3.50%, 03/01/2031(a)		2,970	2,869,837
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		7,693	7,425,685
7.875%, 05/01/2029(a)		6,100	5,582,863

	Principal Amount (000)		U.S. $ Value

NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)	U.S.$	139	$143,922
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		539	538,553
7.75%, 02/15/2029(a)		1,997	2,141,690
Rite Aid Corp. 7.50%, 07/01/2025(a)		6,326	6,240,425
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		6,261	6,442,963
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		1,110	1,093,200
Staples, Inc. 7.50%, 04/15/2026(a)		2,855	2,814,857
10.75%, 04/15/2027(a)		6,383	5,946,490
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		4,220	4,580,599
White Cap Buyer LLC 6.875%, 10/15/2028(a)		4,257	4,371,720
William Carter Co. (The) 5.50%, 05/15/2025(a)		4,156	4,304,946
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		5,859	5,623,197

			108,603,004

Consumer Non-Cyclical – 7.3%
180 Medical, Inc. 3.875%, 10/15/2029(a)		4,968	4,863,322
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		2,454	2,493,083
AdaptHealth LLC 4.625%, 08/01/2029(a)		5,234	5,006,506
6.125%, 08/01/2028(a)		1,532	1,592,111
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		4,713	4,617,681
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		3,290	3,366,423
4.875%, 02/15/2030(a)		2,263	2,305,934
7.50%, 03/15/2026(a)		333	353,466
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		828	837,375
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		11,713	11,134,944
6.25%, 02/15/2029(a)		900	762,781
7.25%, 05/30/2029(a)		711	637,978
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		419	436,396

	Principal Amount (000)		U.S. $ Value

Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)	U.S.$	3,048	$2,940,995
4.00%, 03/15/2031(a)		4,027	3,877,938
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		1,291	1,235,962
5.625%, 03/15/2027(a)		1,697	1,710,452
6.125%, 04/01/2030(a)		17,171	16,367,851
6.875%, 04/01/2028-04/15/2029(a)		14,378	14,134,402
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	949	1,030,975
DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	3,645	3,348,103
4.625%, 06/01/2030(a)		10,593	10,308,723
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,410	6,844,491
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.125%, 04/01/2029(a)		1,302	1,237,186
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		2,750	2,751,159
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	6,477	7,054,428
4.75%, 10/15/2028(a)	U.S.$	3,582	3,580,173
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	738	828,152
IQVIA, Inc. 2.25%, 03/15/2029(a)		3,948	4,282,041
Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	5,382	5,316,062
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		10,638	9,700,065
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		5,418	5,356,161
4.375%, 01/31/2032(a)		5,802	5,730,275
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		333	344,860
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (b) (k)		2,552	1,362,630
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		643	622,533
ModivCare, Inc. 5.875%, 11/15/2025(a)		249	258,781
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)		6,982	6,726,834
5.25%, 10/01/2029(a)		14,103	13,715,168
Newell Brands, Inc. 4.70%, 04/01/2026		3,038	3,184,751
4.875%, 06/01/2025		748	785,881
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	6,935	7,626,728

	Principal Amount (000)		U.S. $ Value

Option Care Health, Inc. 4.375%, 10/31/2029(a)	U.S.$	6,030	$5,858,411
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)		11,223	11,219,059
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		5,068	5,099,499
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		5,267	4,753,468
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		5,952	5,591,068
Post Holdings, Inc. 4.50%, 09/15/2031(a)		7,969	7,582,782
4.625%, 04/15/2030(a)		6,624	6,384,137
5.50%, 12/15/2029(a)		5,372	5,517,618
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		7,622	7,290,260
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		533	530,592
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		11,464	12,080,255
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		2,030	1,975,275
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		3,322	3,134,120
Sunshine Mid BV 6.50%, 05/15/2026(a)	EUR	5,784	6,628,956
Tempur Sealy International, Inc. 3.875%, 10/15/2031(a)	U.S.$	6,415	5,993,929
Tenet Healthcare Corp. 4.375%, 01/15/2030(a)		14,708	14,191,611
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		3,458	3,243,180
US Acute Care Solutions LLC 6.375%, 03/01/2026		2,841	2,879,694
6.375%, 03/01/2026(a)		1,354	1,360,009
US Foods, Inc. 4.75%, 02/15/2029(a)		10,363	10,194,475
US Renal Care, Inc. 10.625%, 07/15/2027(a)		2,233	2,277,660
Vizient, Inc. 6.25%, 05/15/2027(a)		524	539,478

			304,997,296

Energy – 7.3%
Antero Resources Corp. 8.375%, 07/15/2026(a)		3,151	3,515,856
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		5,996	6,033,475

	Principal Amount (000)		U.S. $ Value

Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)	U.S.$	2,415	$2,420,301
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		1,586	1,620,236
7.625%, 12/15/2025(a)		2,450	2,563,411
Callon Petroleum Co. 8.25%, 07/15/2025		253	249,811
9.00%, 04/01/2025(a)		6,898	7,420,825
Cheniere Energy Partners LP 4.50%, 10/01/2029		2,089	2,138,365
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		2,595	2,597,605
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,376,030
7.00%, 06/15/2025(a)		9,430	9,499,446
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		6,059	6,041,392
7.50%, 04/30/2026		264	263,233
CNX Resources Corp. 6.00%, 01/15/2029(a)		4,061	4,187,953
7.25%, 03/14/2027(a)		876	919,474
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		4,700	4,674,358
6.75%, 03/01/2029(a)		2,289	2,362,094
7.50%, 05/15/2025(a)		991	1,008,069
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		6,684	6,667,616
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		7,204	7,419,689
Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(a) (f)		568	568,060
9.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(f)		494	493,957
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		8,923	9,024,756
EnLink Midstream LLC 5.625%, 01/15/2028(a)		6,096	6,257,087
EnLink Midstream Partners LP 4.15%, 06/01/2025		8,682	8,710,934
4.40%, 04/01/2024		2,333	2,348,831
Series C 6.00%, 12/15/2022(l)		12,323	9,281,120
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		3,683	3,516,188
4.75%, 01/15/2031(a)		1,913	1,830,226
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		2,898	2,797,186
7.75%, 02/01/2028		8,431	8,304,858
8.00%, 01/15/2027		4,649	4,683,650

	Principal Amount (000)		U.S. $ Value

Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029	U.S.$	2,289	$2,362,026
7.00%, 08/01/2027		2,652	2,729,351
Gulfport Energy Corp. 6.375%, 01/15/2026(b)		9,247	286,657
8.00%, 05/17/2026		166	178,000
8.00%, 05/17/2026(a)		6,422	6,898,971
Harbour Energy PLC 5.50%, 10/15/2026(a)		3,674	3,652,185
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		3,610	3,494,585
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,910	1,950,164
6.00%, 02/01/2031(a)		1,909	1,948,800
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		8,277	8,529,550
ITT Holdings LLC 6.50%, 08/01/2029(a)		12,224	11,730,103
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		9,387	8,589,969
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		2,551	2,442,411
7.50%, 01/15/2028(a)		7,663	7,214,928
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		4,450	4,552,554
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		9,606	9,096,553
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		9,973	10,142,853
Occidental Petroleum Corp. 3.40%, 04/15/2026		421	415,854
5.50%, 12/01/2025		824	875,035
5.875%, 09/01/2025		1,346	1,438,229
6.125%, 01/01/2031		736	850,018
8.50%, 07/15/2027		558	670,717
8.875%, 07/15/2030		558	723,925
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		4,196	4,103,813
PDC Energy, Inc. 5.75%, 05/15/2026		8,038	8,177,999
6.125%, 09/15/2024		3,611	3,660,138
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		2,783	2,793,172
SM Energy Co. 5.625%, 06/01/2025		3,730	3,711,398
6.50%, 07/15/2028		137	141,495
Southwestern Energy Co. 5.375%, 02/01/2029		1,844	1,875,441
8.375%, 09/15/2028		2,391	2,621,458
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		4,596	4,708,341

	Principal Amount (000)		U.S. $ Value

Sunnova Energy Corp. 5.875%, 09/01/2026(a)	U.S.$	3,054	$2,943,734
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		2,917	3,033,988
Talos Production, Inc. 12.00%, 01/15/2026		7,783	8,289,942
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)		7,821	7,785,080
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		4,201	4,244,288
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		1,073	1,052,644
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		1,918	1,869,513
Transocean, Inc. 7.25%, 11/01/2025(a)		2,072	1,615,640
7.50%, 01/15/2026(a)		4,613	3,521,554
11.50%, 01/30/2027(a)		2,001	1,985,369
Vantage Drilling International 7.125%, 04/01/2023(b) (d) (e)		8,325	0
7.50%, 11/01/2019(b) (c) (d) (e)		8,860	0
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		6,566	6,614,957
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		5,273	5,139,157

			302,458,651

Other Industrial – 0.1%
Interface, Inc. 5.50%, 12/01/2028(a)		1,364	1,404,835
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		1,590	1,590,495
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031(a)		1,306	1,314,727

			4,310,057

Services – 4.1%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		8,240	7,748,455
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,327,150
6.625%, 07/15/2026(a)		1,699	1,745,593
9.75%, 07/15/2027(a)		11,333	12,009,190
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,166,496
4.625%, 06/01/2028(a)	U.S.$	2,325	2,212,448
4.875%, 06/01/2028(a)	GBP	3,580	4,487,767
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	12,814	11,746,248

	Principal Amount (000)		U.S. $ Value

Aptim Corp. 7.75%, 06/15/2025(a)	U.S.$	11,051	$9,576,986
APX Group, Inc. 5.75%, 07/15/2029(a)		9,301	8,718,536
6.75%, 02/15/2027(a)		2,701	2,773,209
Block, Inc. 2.75%, 06/01/2026(a)		7,220	7,002,635
3.50%, 06/01/2031(a)		7,394	7,043,286
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,581,098
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		4,184	4,269,345
Elis SA 1.625%, 04/03/2028(a)	EUR	900	975,870
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	7,591	8,008,592
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		5,678	5,726,469
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,437,055
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		8,204	8,144,232
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		4,855	5,017,899
Monitronics International, Inc. 0.00%, 04/01/2020(b) (c) (d) (e)		6,914	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		4,164	3,997,785
5.75%, 11/01/2028(a) (g)		17,454	15,710,695
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		135	139,215
6.25%, 01/15/2028(a)		13,331	13,313,852
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	1,096	1,132,301
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)	U.S.$	1,580	1,624,469
9.25%, 04/15/2025(a)		673	752,733
Service Corp. International/US 3.375%, 08/15/2030		1,997	1,867,323
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		2,089	2,187,488
Verisure Midholding AB 5.25%, 02/15/2029(a)	EUR	4,130	4,581,202
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	1,265	1,279,985
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		6,831	6,764,238

			170,069,845

	Principal Amount (000)		U.S. $ Value

Technology – 2.7%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)	U.S.$	3,518	$3,429,527
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		3,521	3,583,063
Avaya, Inc. 6.125%, 09/15/2028(a)		10,982	11,230,904
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		4,374	4,178,355
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		723	688,678
CommScope, Inc. 4.75%, 09/01/2029(a)		7,430	7,115,527
Elastic NV 4.125%, 07/15/2029(a)		975	906,419
Imola Merger Corp. 4.75%, 05/15/2029(a)		4,868	4,737,671
Minerva Merger Sub, Inc. 6.50%, 02/15/2030(a)		12,687	12,655,283
NCR Corp. 5.125%, 04/15/2029(a)		12,758	12,733,678
5.75%, 09/01/2027(a)		1,558	1,588,663
6.125%, 09/01/2029(a)		1,207	1,266,093
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		2,627	2,595,365
Playtech PLC 4.25%, 03/07/2026(a)	EUR	776	882,356
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	5,044	4,821,685
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		819	866,394
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		12,300	11,491,394
Sensata Technologies BV 4.00%, 04/15/2029(a)		5,327	5,250,966
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		530	498,174
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		2,513	2,397,283
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		17,204	17,535,035

			110,452,513

Transportation - Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		5,556	5,687,366
5.75%, 04/20/2029(a)		6,083	6,234,191
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		2,171	2,219,769

	Principal Amount (000)		U.S. $ Value

Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)	U.S.$	4,444	$4,814,060
United Airlines, Inc. 4.625%, 04/15/2029(a)		5,794	5,758,403

			24,713,789

Transportation - Services – 0.7%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		2,629	2,805,882
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	2,713	2,995,808
6.125%, 10/15/2026(a)	U.S.$	2,243	2,220,570
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)		1,387	1,391,310
5.75%, 07/15/2027(a) (g)		1,477	1,519,051
BCP V Modular Services 6.75%, 11/30/2029	EUR	5,428	5,664,026
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	578,614
EC Finance PLC 3.00%, 10/15/2026		1,905	2,160,581
Loxam SAS 2.875%, 04/15/2026(a)		934	1,007,458
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	7,617	7,467,004

			27,810,304

			2,036,489,776

Financial Institutions – 6.7%
Banking – 1.7%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		6,719	6,803,675
7.00%, 01/15/2026(a)		3,175	3,309,937
Ally Financial, Inc. Series B 4.70%, 05/15/2026(l)		14,614	14,631,388
Series C 4.70%, 05/15/2028(l)		993	983,070
Credit Suisse Group AG 6.25%, 12/18/2024(a) (l)		7,786	8,167,698
6.375%, 08/21/2026(a) (l)		8,766	9,150,171
Discover Financial Services Series D 6.125%, 06/23/2025(l)		19,736	21,279,724
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		3,198	3,329,620
5.71%, 01/15/2026(a)		860	928,093

			68,583,376

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.5%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)	U.S.$	4,238	$4,669,422
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		4,426	4,338,337
Lehman Brothers Holdings, Inc. 6.875%, 05/02/2018(b) (c)		1,600	8,320
Series G 4.80%, 03/13/2014(b) (c)		1,800	9,360
NFP Corp. 6.875%, 08/15/2028(a)		13,298	12,653,684

			21,679,123

Finance – 1.5%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		5,818	5,861,979
Aircastle Ltd. 5.25%, 06/15/2026(a) (l)		2,836	2,847,428
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		4,612	4,502,969
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		4,791	4,511,914
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		167	165,876
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		10,659	10,025,867
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		9,287	9,497,038
goeasy Ltd. 4.375%, 05/01/2026(a)		1,734	1,724,986
HighTower Holding, LLC 6.75%, 04/15/2029(a)		14,397	14,493,891
ILFC E-Capital Trust II 3.62% (H15T 30 Year + 1.80%), 12/21/2065(a) (i)		1,500	1,296,598
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		4,418	4,369,272
Navient Corp. 4.875%, 03/15/2028		5,136	4,912,069

			64,209,887

Insurance – 1.0%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		3,945	3,936,257
10.125%, 08/01/2026(a)		5,867	6,384,192
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		9,816	9,709,761
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (f) (g)		10,629	11,456,732

	Principal Amount (000)		U.S. $ Value

AssuredPartners, Inc. 5.625%, 01/15/2029(a)	U.S.$	9,002	$8,363,279

			39,850,221

Other Finance – 0.5%
Altice France Holding SA 10.50%, 05/15/2027(a)		4,599	4,877,319
Asteroid Private Merger Sub, Inc. 8.50%, 11/15/2029(a)		8,586	8,747,736
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		3,638	3,262,115
Intrum AB 4.875%, 08/15/2025	EUR	4,189	4,823,384

			21,710,554

REITs – 1.5%
ADLER Group SA 2.75%, 11/13/2026(a)		1,200	1,090,764
Aedas Homes Opco Sl 4.00%, 08/15/2026		8,929	10,125,097
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	8,411	7,965,192
5.75%, 05/15/2026(a)		2,813	2,813,011
Diversified Healthcare Trust 9.75%, 06/15/2025		5,638	5,992,040
Iron Mountain, Inc. 5.25%, 03/15/2028(a)		1,551	1,574,978
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		1,279	1,345,207
5.625%, 05/01/2024		2,333	2,468,887
5.75%, 02/01/2027		4,572	5,078,448
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	5,519	6,261,819
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)	U.S.$	5,143	5,089,966
Via Celere Desarrollos 5.25%, 04/01/2026	EUR	5,665	6,503,533
Vivion Investments SARL 3.00%, 08/08/2024(a)		2,800	2,999,381
3.50%, 11/01/2025(a)		1,900	2,036,352

			61,344,675

			277,377,836

Utility – 1.6%
Electric – 1.4%
Calpine Corp. 3.75%, 03/01/2031(a)	U.S.$	16,016	14,546,597
5.125%, 03/15/2028(a)		1,557	1,518,676

	Principal Amount (000)		U.S. $ Value

ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	813	$863,621
Talen Energy Supply LLC 6.50%, 06/01/2025	U.S.$	9,476	4,092,723
7.25%, 05/15/2027(a)		1,791	1,607,136
10.50%, 01/15/2026(a)		10,903	5,067,722
Vistra Corp. 7.00%, 12/15/2026(a) (l)		3,713	3,707,114
8.00%, 10/15/2026(a) (l)		4,495	4,667,144
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		16,340	15,750,024
5.625%, 02/15/2027(a)		7,170	7,312,844

			59,133,601

Other Utility – 0.2%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		7,820	8,084,804

			67,218,405

Total Corporates - Non-Investment Grade (cost $2,433,735,407)			2,381,086,017

CORPORATES - INVESTMENT GRADE – 8.9%
Financial Institutions – 4.8%
Banking – 2.6%
Bank of America Corp. Series AA 6.10%, 03/17/2025(l)		1,000	1,071,300
Series B 8.05%, 06/15/2027		11,735	14,291,355
Series Z 6.50%, 10/23/2024(l)		4,009	4,311,142
Barclays Bank PLC 6.86%, 06/15/2032(a) (l)		838	1,112,500
Barclays PLC 7.25%, 03/15/2023(a) (l)	GBP	3,808	5,319,138
Citigroup, Inc. 5.95%, 01/30/2023(l)	U.S.$	14,778	15,183,306
Series M 6.30%, 05/15/2024(l)		7,000	7,216,727
Series Y 4.15%, 11/15/2026(l)		3,363	3,284,341
Credit Agricole SA 8.125%, 12/23/2025(a) (l)		6,629	7,663,689
Dresdner Funding Trust I 8.151%, 06/30/2031(a)		816	1,132,396
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(g) (l)		13,633	13,352,276
HSBC Holdings PLC 6.375%, 03/30/2025(l)		2,076	2,195,370
Lloyds Banking Group PLC 3.369%, 12/14/2046		7,344	6,738,724

	Principal Amount (000)		U.S. $ Value

Natwest Group PLC Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027(i) (l)	U.S.$	6,400	$6,360,977
Regions Bank/Birmingham AL 6.45%, 06/26/2037(g)		5,300	7,102,934
Standard Chartered PLC 1.809% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (i) (l)		3,500	3,367,906
7.75%, 04/02/2023(a) (l)		1,988	2,086,409
UBS Group AG 7.00%, 02/19/2025(a) (l)		6,302	6,853,378

			108,643,868

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		4,899	4,766,876
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,274	1,246,675
4.25%, 06/15/2026		162	170,133
5.25%, 08/11/2025(a) (g)		11,719	12,627,533
Aviation Capital Group LLC 4.125%, 08/01/2025(a)		2,077	2,159,417
4.875%, 10/01/2025(a)		1,585	1,685,213
Huarong Finance 2017 Co., Ltd. 3.75%, 04/27/2022(a)		317	317,159
4.75%, 04/27/2027(a)		751	756,632
Huarong Finance 2019 Co., Ltd. 3.25%, 11/13/2024(a)		708	691,185
3.75%, 05/29/2024(a)		412	408,910
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		1,899	1,908,495
4.875%, 11/22/2026(a)		1,016	1,031,240
5.50%, 01/16/2025(a)		4,811	4,944,986

			32,714,454

Insurance – 1.2%
Centene Corp. 2.625%, 08/01/2031		12,222	11,450,841
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		14,459	19,829,892
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	12,301,513
MetLife, Inc. 10.75%, 08/01/2039		1,745	2,879,656
Nationwide Mutual Insurance Co. 2.493% (LIBOR 3 Month + 2.29%), 12/15/2024(a) (i)		5,000	4,974,965

			51,436,867

	Principal Amount (000)		U.S. $ Value

REITs – 0.2%
Office Properties Income Trust 3.45%, 10/15/2031	U.S.$	7,024	$6,592,983

			199,388,172

Industrial – 4.1%
Basic – 1.1%
ArcelorMittal SA 6.75%, 03/01/2041		4,782	6,107,203
7.00%, 10/15/2039		1,241	1,615,325
Arconic Corp. 6.00%, 05/15/2025(a)		3,466	3,586,394
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		8,224	8,352,501
CF Industries, Inc. 4.95%, 06/01/2043		7,664	8,770,452
5.375%, 03/15/2044		3,363	4,060,031
Freeport-McMoRan, Inc. 5.40%, 11/14/2034		33	38,119
5.45%, 03/15/2043		5,095	5,994,096
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	835	914,641
Nexa Resources SA 6.50%, 01/18/2028(a)	U.S.$	5,519	5,944,308

			45,383,070

Capital Goods – 0.3%
General Electric Co. Series D 3.533% (LIBOR 3 Month + 3.33%), 03/15/2022(i) (l)		12,108	11,830,259
Howmet Aerospace, Inc. 5.90%, 02/01/2027		805	868,596
Textron Financial Corp. 1.891% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (i)		125	106,317

			12,805,172

Communications - Media – 0.0%
Prosus NV 4.027%, 08/03/2050(a)		1,341	1,163,344

Communications - Telecommunications – 0.7%
T-Mobile USA, Inc. 2.625%, 02/15/2029 5,005			4,706,365
3.375%, 04/15/2029(a)		9,331	9,124,437
3.50%, 04/15/2031		7,818	7,645,557
3.50%, 04/15/2031(a)		7,412	7,250,078

			28,726,437

Consumer Cyclical - Other – 0.4%
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	11,655,277

	Principal Amount (000)		U.S. $ Value

Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)	U.S.$	5,800	$5,551,963

			17,207,240

Consumer Non-Cyclical – 0.1%
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		5,244	4,997,763

Energy – 0.7%
Cenovus Energy, Inc. 6.75%, 11/15/2039		706	929,110
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		1,103	1,257,562
Ecopetrol SA 4.625%, 11/02/2031		2,197	2,020,757
5.875%, 05/28/2045		5,418	4,764,508
Energy Transfer LP 4.40%, 03/15/2027		7,547	8,020,642
4.95%, 05/15/2028		1,214	1,319,851
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		238	236,188
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	592,036
TransCanada PipeLines Ltd. 2.366% (LIBOR 3 Month + 2.21%), 05/15/2067(i)		2,500	2,135,419
Western Midstream Operating LP 3.95%, 06/01/2025		1,219	1,248,114
4.50%, 03/01/2028		1,652	1,737,252
4.75%, 08/15/2028		1,563	1,658,592
5.30%, 02/01/2030		2,516	2,632,976
5.45%, 04/01/2044		916	1,013,609

			29,566,616

Technology – 0.1%
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		690	1,089,696
Microchip Technology, Inc. 4.25%, 09/01/2025		3,341	3,442,830

			4,532,526

Transportation - Airlines – 0.7%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		7,534	8,429,174
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		2,971	3,164,503

	Principal Amount (000)		U.S. $ Value

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)	U.S.$	14,434	$15,345,250

			26,938,927

			171,321,095

Total Corporates - Investment Grade (cost $340,579,871)			370,709,267

BANK LOANS – 7.5%
Industrial – 6.7%
Basic – 0.1%
Nouryon Finance B.V. 3.105% (LIBOR 1 Month + 3.00%), 10/01/2025(m)		2,242	2,225,526

Capital Goods – 0.9%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(m)		10,435	10,367,471
Apex Tool Group, LLC 6.750% (LIBOR 1 Month + 5.50%), 08/01/2024(m)		15,472	15,436,423
Granite US Holdings Corporation 4.224% (LIBOR 3 Month + 4.00%), 09/30/2026(d) (m)		8,287	8,266,459
TransDigm, Inc. 2.354% (LIBOR 1 Month + 2.25%), 12/09/2025(m)		2,236	2,210,944
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.605% (LIBOR 1 Month + 2.50%), 10/23/2025(m)		560	558,134

			36,839,431

Communications - Media – 0.4%
Advantage Sales & Marketing, Inc. 5.250% (LIBOR 1 Month + 4.50%), 10/28/2027(m)		24	23,888
5.250% (LIBOR 3 Month + 4.50%), 10/28/2027(m)		9,381	9,435,943
Clear Channel Outdoor Holdings, Inc. 3.605% (LIBOR 1 Month + 3.50%), 08/21/2026(m)		4	4,361
3.799% (LIBOR 3 Month + 3.50%), 08/21/2026(m)		1,726	1,701,016
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.105% (LIBOR 1 Month + 3.00%), 05/01/2026(m)		2,386	2,372,666

	Principal Amount (000)		U.S. $ Value

Univision Communications, Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(m)	U.S.$	4,775	$4,767,956

			18,305,830

Communications - Telecommunications – 1.0%
Crown Subsea Communications Holding, Inc. 5.500% (LIBOR 1 Month + 4.75%), 04/27/2027(m)		7,268	7,307,819
DIRECTV Financing, LLC 5.750% (LIBOR 3 Month + 5.00%), 08/02/2027(m)		3,020	3,022,378
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(m)		7,308	6,833,437
Proofpoint, Inc. 6.750% (LIBOR 3 Month + 6.25%), 08/31/2029(m)		12,450	12,539,515
Zacapa SARL 4.724% (LIBOR 3 Month + 4.50%), 07/02/2025(m)		12,722	12,721,638

			42,424,787

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.355% (LIBOR 1 Month + 3.25%), 04/30/2026(m)		2,493	2,479,026

Consumer Cyclical - Other – 0.4%
Caesars Resort Collection, LLC 2.855% (LIBOR 1 Month + 2.75%), 12/23/2024(m)		10,222	10,161,384
Golden Nugget Online Gaming, LLC 13.000% (LIBOR 1 Month + 12.00%), 10/04/2023(d) (m)		132	140,054
Scientific Games International, Inc. 2.855% (LIBOR 1 Month + 2.75%), 08/14/2024(m)		4,774	4,758,510

			15,059,948

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(m)		5,085	5,070,373

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 4.500% (LIBOR 3 Month + 3.75%), 03/06/2028(m)		2,614	2,611,737
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(m)		5,808	5,795,561

			8,407,298

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 1.1%
Gainwell Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(m)	U.S.$	6,900	$6,902,439
Global Medical Response, Inc. 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(m)		5,193	5,179,987
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(m)		4,663	4,511,356
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.855% (LIBOR 1 Month + 3.75%), 11/16/2025(m)		5,146	5,129,539
Mallinckrodt International Finance S.A. 6.000% (LIBOR 3 Month + 5.25%), 09/24/2024(m)		4,715	4,402,802
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(d) (m)		1,995	1,989,069
U.S. Renal Care, Inc. 5.104% (LIBOR 1 Month + 5.00%), 06/26/2026(m)		8,221	8,106,424
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 5.750% (LIBOR 3 Month + 5.25%), 12/15/2027(m)		10,967	10,951,113

			47,172,729

Energy – 0.5%
CITGO Petroleum Corporation 7.250% (LIBOR 1 Month + 6.25%), 03/28/2024(m)		2,789	2,785,755
GIP II Blue Holding, L.P. 5.500% (LIBOR 3 Month + 4.50%), 09/29/2028(m)		13,730	13,715,960
Parkway Generation, LLC 11/05/2028(n)		5,708	5,703,562

			22,205,277

Other Industrial – 0.4%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(m)		10,239	10,290,396
Dealer Tire, LLC 4.355% (LIBOR 1 Month + 4.25%), 12/12/2025(m)		1,607	1,607,875
FCG Acquisitions, Inc. 7.250% (LIBOR 3 Month + 6.75%), 03/30/2029(d) (m)		3,390	3,415,425

	Principal Amount (000)		U.S. $ Value

Rockwood Service Corporation 4.105% (LIBOR 1 Month + 4.00%), 01/23/2027(m)	U.S.$	501	$500,982

			15,814,678

Services – 0.3%
Amentum Government Services Holdings LLC 3.605% (LIBOR 1 Month + 3.50%), 01/29/2027(d) (m)		1,635	1,635,100
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(m)		4,831	4,654,221
Verscend Holding Corp. 4.105% (LIBOR 1 Month + 4.00%), 08/27/2025(m)		7,742	7,734,517

			14,023,838

Technology – 1.2%
Ascend Learning, LLC 6.250% (LIBOR 1 Month + 5.75%), 12/10/2029(m)		2,940	2,953,789
Athenahealth, Inc. 4.400% (LIBOR 3 Month + 4.25%), 02/11/2026(m)		10,905	10,896,411
Banff Guarantor, Inc. 6.000% (LIBOR 3 Month + 5.50%), 02/27/2026(m)		2,470	2,484,400
Boxer Parent Company, Inc. 3.974% (LIBOR 3 Month + 3.75%), 10/02/2025(m)		8,669	8,633,917
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(m)		10,267	10,161,713
FINThrive Software Intermediate Holdings, Inc. 7.250% (LIBOR 3 Month + 6.75%), 12/17/2029(m)		2,810	2,800,643
Loyalty Ventures, Inc. 5.000% (LIBOR 1 Month + 4.50%), 11/03/2027(m)		6,769	6,749,326
Presidio Holdings, Inc. 3.610% (LIBOR 1 Month + 3.50%), 01/22/2027(m)		106	105,803
3.800% (LIBOR 3 Month + 3.50%), 01/22/2027(m)		2,027	2,021,050
Veritas US, Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(m)		3,587	3,579,286

			50,386,338

			280,415,079

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.5%
Finance – 0.0%
Orbit Private Holdings I Ltd. 5.000% (LIBOR 3 Month + 4.50%), 12/11/2028(d) (m)	U.S.$	900	$900,000

Insurance – 0.5%
Hub International Limited 4.000% (LIBOR 2 Month + 3.25%), 04/25/2025(m)		16	15,658
4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(m)		6,199	6,184,920
Jones DesLauriers Insurance Management, Inc. 8.000% (CDOR 3 Month + 7.50%), 03/26/2029(d) (m)	CAD	6,926	5,455,420
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.855% (LIBOR 1 Month + 3.75%), 09/03/2026(m)	U.S.$	7,492	7,474,698

			19,130,696

			20,030,696

Utility – 0.3%
Electric – 0.3%
Generation Bridge, LLC 5.750% (LIBOR 3 Month + 5.00%), 12/01/2028(d) (m)		3,110	3,117,775
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(m)		6,422	6,351,835
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(m)		1,270	1,256,367

			10,725,977

Total Bank Loans (cost $309,328,469)			311,171,752

EMERGING MARKETS - CORPORATE BONDS – 5.5%
Industrial – 4.5%
Basic – 1.3%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		2,258	2,229,775
7.45%, 11/15/2029(a)		5,151	5,261,772
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		2,206	2,187,525
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,898	11,415,883
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		4,648	4,654,275
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	8,893,125

	Principal Amount (000)		U.S. $ Value

Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)	U.S.$	7,781	$7,781,000
OCP SA 3.75%, 06/23/2031(a)		1,450	1,392,000
Stillwater Mining Co. 4.00%, 11/16/2026(a)		2,031	1,937,980
4.50%, 11/16/2029(a)		1,878	1,751,235
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		6,866	7,126,908
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,044	1,002,110

			55,633,588

Capital Goods – 0.5%
Cemex SAB de CV 5.125%, 06/08/2026(a) (l)		1,885	1,887,846
7.375%, 06/05/2027(a)		1,733	1,884,464
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	8,333,353
6.95%, 01/17/2028(a)		2,712	2,932,350
IHS Holding Ltd. 5.625%, 11/29/2026(a)		1,729	1,741,968
6.25%, 11/29/2028(a)		537	542,800
Klabin Austria GmbH 7.00%, 04/03/2049(a)		2,182	2,375,936
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		8,626	51,757
Zero Coupon, 09/10/2058(h)		8,966	53,794

			19,804,268

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,071	993,353
VTR Finance NV 6.375%, 07/15/2028(a)		632	641,480

			1,634,833

Communications - Telecommunications – 0.6%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		5,076	5,286,100
Digicel Group Holdings Ltd. 7.00%, 02/16/2022(f) (h) (l)		646	555,487
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		6,405	6,409,062
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		1,816	1,861,656
HTA Group Ltd/.Mauritius 7.00%, 12/18/2025(a)		4,000	4,148,250
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		1,282	1,408,037

	Principal Amount (000)		U.S. $ Value

Sable International Finance Ltd. 5.75%, 09/07/2027(a)	U.S.$	5,348	$5,448,149

			25,116,741

Consumer Cyclical - Other – 0.4%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		2,124	2,004,525
5.625%, 07/17/2027(a)		3,599	3,460,214
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		437	430,527
5.375%, 05/15/2024(a)		2,104	2,095,847
Sazka Group AS 3.875%, 02/15/2027(a)	EUR	744	827,488
Studio City Finance Ltd. 5.00%, 01/15/2029(a)	U.S.$	2,502	2,163,917
6.00%, 07/15/2025(a)		1,011	961,587
6.50%, 01/15/2028(a)		224	211,120
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,105,533
5.50%, 01/15/2026-10/01/2027(a)		1,925	1,797,098
5.625%, 08/26/2028(a)		2,442	2,203,905

			18,261,761

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (h)		5,539	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (h)		3,504	0

			0

Consumer Non-Cyclical – 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		673	683,095
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	2,758	2,999,324
4.375%, 05/09/2030		4,381	4,692,046
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,169,852
5.125%, 05/09/2029		2,251	2,170,639
7.125%, 01/31/2025		5,610	5,850,164
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (d) (e) (f) (h) (k)		2,437	244
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		1,248	1,187,004
USJ-Acucar e Alcool S/A 9.875%, 11/09/2023(a) (b) (k)		1,866	970,566
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (d) (e) (h)		13,674	1,367
10.875%, 01/13/2020(b) (c) (d) (e) (h)		2,500	250
11.75%, 02/09/2022(b) (d) (e) (h) (k)		13,613	1,361

			20,725,912

	Principal Amount (000)		U.S. $ Value

Energy – 0.8%
Cosan SA 5.50%, 09/20/2029(a)	U.S.$	2,027	$2,084,389
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,321	1,367,235
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		2,896	2,765,680
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		452	462,678
6.125%, 06/30/2025(a)		2,565	2,687,342
6.50%, 06/30/2027(a)		3,495	3,726,996
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(a)		559	568,084
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		3,365	3,378,250
MV24 Capital BV 6.748%, 06/01/2034(a)		2,866	2,857,029
Peru LNG SRL 5.375%, 03/22/2030(a)		7,893	6,787,980
Petrobras Global Finance BV 8.75%, 05/23/2026		462	554,631
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		4,308	4,313,385
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		2,354	2,184,512

			33,738,191

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		1,631	1,606,535
StoneCo Ltd. 3.95%, 06/16/2028(a)		1,046	878,509

			2,485,044

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		8,243	8,405,387

Transportation - Services – 0.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		2,144	2,082,896
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	547,538

			2,630,434

			188,436,159

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.5%
Banking – 0.1%
Banco Bradesco SA/Cayman Islands 4.375%, 03/18/2027(a)	U.S.$	2,144	$2,179,590
Banco do Brasil SA/Cayman 4.875%, 01/11/2029(a)		1,220	1,235,250

			3,414,840

Insurance – 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (f)		2,227	2,299,793

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (f)		290	11,590
5.25%, 12/27/2033(a) (f)		5,123	208,130
7.125%, 12/26/2046(a) (f)		10,308	406,312

			626,032

REITs – 0.3%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(a)		917	375,970
6.05%, 10/13/2025(a)		353	148,260
Central China Real Estate Ltd. 7.25%, 04/24/2023-08/13/2024(a)		1,686	873,510
7.50%, 07/14/2025(a)		522	255,780
7.75%, 05/24/2024(a)		703	351,500
7.90%, 11/07/2023(a)		207	109,710
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a) (b) (k)		1,894	321,980
5.98%, 08/18/2025(a) (b) (k)		380	64,600
7.98%, 02/19/2023(a) (b) (k)		579	101,325
China Evergrande Group 7.50%, 06/28/2023(a) (b) (k)		636	101,760
11.50%, 01/22/2023(a) (b) (k)		2,906	464,960
12.00%, 01/22/2024(a) (b) (k)		477	76,320
China SCE Group Holdings Ltd. 5.95%, 09/29/2024(a)		878	645,330
6.00%, 02/04/2026(a)		1,449	1,007,055
7.00%, 05/02/2025(a)		200	141,000
CIFI Holdings Group Co., Ltd. 4.80%, 05/17/2028(a)		200	165,000
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a) (b) (k)		2,585	688,741
11.65%, 06/01/2026(a) (b) (k)		200	52,850
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		1,120	604,800
6.00%, 08/14/2026(a)		400	214,179

7.40%, 01/13/2027(a)		740	395,900

	Principal Amount (000)		U.S. $ Value

Logan Group Co., Ltd. 4.50%, 01/13/2028(a)	U.S.$	200	$141,000
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		428	299,600
5.95%, 04/30/2025(a)		433	311,760
Ronshine China Holdings Ltd. 6.75%, 08/05/2024(a)		536	134,000
7.10%, 01/25/2025(a)		1,706	426,500
8.10%, 06/09/2023(a)		687	178,620
Scenery Journey Ltd. 11.50%, 10/24/2022(a) (b) (k)		1,997	199,700
12.00%, 10/24/2023(a) (b) (k)		1,325	132,500
Seazen Group Ltd. 4.45%, 07/13/2025(a)		1,259	856,120
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(a)		200	87,000
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a)		702	410,670
6.50%, 01/10/2025-01/26/2026(a)		1,127	651,565
6.65%, 08/03/2024(a)		230	136,850
7.00%, 07/09/2025(a)		214	124,120
Times China Holdings Ltd. 5.55%, 06/04/2024(a)		563	275,870
5.75%, 01/14/2027(a)		992	446,400
6.20%, 03/22/2026(a)		200	94,000
6.60%, 03/02/2023(a)		200	105,000
6.75%, 07/08/2025(a)		590	283,200
Yango Justice International Ltd. 7.50%, 04/15/2024-02/17/2025(a)		1,513	290,910
7.875%, 09/04/2024(a)		790	150,100
8.25%, 11/25/2023(a)		400	80,000
10.25%, 09/15/2022		264	52,800
Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(a)		1,429	307,235
7.375%, 01/13/2026(a)		508	109,220
7.70%, 02/20/2025(a)		200	43,000
7.85%, 08/12/2026(a)		605	130,000
8.375%, 10/30/2024(a)		291	64,020
Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a)		1,540	631,400
6.70%, 08/04/2026(a)		600	246,000
7.10%, 09/10/2024(a)		351	157,950
7.35%, 02/05/2025(a)		200	82,000

			14,799,640

			21,140,305

	Principal Amount (000)		U.S. $ Value

Utility – 0.5%
Electric – 0.5%
AES Andes SA 6.35%, 10/07/2079(a)	U.S.$	2,632	$2,665,558
AES El Salvador Trust II 6.75%, 03/28/2023(a)		1,220	1,077,717
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		9,085	10,063,341
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,514,790
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		386	362,840
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		3,986	3,909,469

			20,593,715

Total Emerging Markets - Corporate Bonds (cost $300,262,172)			230,170,179

EMERGING MARKETS - SOVEREIGNS – 5.0%
Angola – 0.5%
Angolan Government International Bond 8.00%, 11/26/2029(a)		8,825	8,738,405
9.125%, 11/26/2049(a)		686	653,758
9.50%, 11/12/2025(a)		9,305	10,158,734

			19,550,897

Argentina – 0.6%
Argentine Republic Government International Bond 0.50%, 07/09/2030		21,552	7,284,486
1.00%, 07/09/2029		4,233	1,496,509
1.125%, 07/09/2035		46,112	14,225,464
2.00%, 01/09/2038		6,494	2,461,213
2.50%, 07/09/2041		1,565	556,411

			26,024,083

Bahrain – 0.5%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		1,237	1,167,419
6.75%, 09/20/2029(a)		6,245	6,544,760
7.00%, 10/12/2028(a)		5,668	6,029,335
7.375%, 05/14/2030(a)		2,005	2,165,149
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		5,791	6,166,691

			22,073,354

Dominican Republic – 0.4%
Dominican Republic International Bond 6.875%, 01/29/2026(a)		130	146,250
8.625%, 04/20/2027(a)		12,151	14,262,236

			14,408,486

	Principal Amount (000)		U.S. $ Value

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)	U.S.$	1,718	$1,004,012
0.50%, 07/31/2040(a)		6,518	3,983,061
5.00%, 07/31/2030(a)		5,710	4,972,252
			9,959,325

Egypt – 0.4%
Egypt Government International Bond 7.625%, 05/29/2032(a)		10,480	9,405,800
8.70%, 03/01/2049(a)		1,012	853,875
8.875%, 05/29/2050(a)		5,208	4,452,840

			14,712,515

El Salvador – 0.2%
El Salvador Government International Bond 6.375%, 01/18/2027(a)		4,281	2,390,136
7.125%, 01/20/2050(a)		5,957	3,091,311
7.625%, 09/21/2034-02/01/2041(a)		2,523	1,340,424
7.75%, 01/24/2023(a)		2,341	1,845,439

			8,667,310

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031(a)		9,007	8,707,517

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		9,806	7,820,285
8.627%, 06/16/2049(a)		260	193,050
8.95%, 03/26/2051(a)		1,152	858,240
10.75%, 10/14/2030(a)		5,612	5,948,720

			14,820,295

Ivory Coast – 0.4%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	7,193	7,585,006
6.125%, 06/15/2033(a)	U.S.$	3,547	3,629,689
6.375%, 03/03/2028(a)		4,804	5,121,665
6.625%, 03/22/2048(a)	EUR	1,146	1,225,755

			17,562,115

Nigeria – 0.3%
Nigeria Government International Bond 6.50%, 11/28/2027(a)	U.S.$	1,419	1,422,548
7.625%, 11/21/2025-11/28/2047(a)		9,737	10,068,240
7.696%, 02/23/2038(a)		1,071	963,900
7.875%, 02/16/2032(a)		1,949	1,890,530

			14,345,218

	Principal Amount (000)		U.S. $ Value

Oman – 0.2%
Oman Government International Bond 4.875%, 02/01/2025(a)	U.S.$	1,186	$1,220,098
6.25%, 01/25/2031(a)		4,589	4,875,812

			6,095,910

Senegal – 0.3%
Senegal Government International Bond 6.25%, 05/23/2033(a)		7,320	7,338,300
6.75%, 03/13/2048(a)		6,157	5,727,164

			13,065,464

Ukraine – 0.3%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		4,760	3,998,400
7.375%, 09/25/2032(a)		4,093	3,454,492
7.75%, 09/01/2023(a)		6,783	6,233,153

			13,686,045

Venezuela – 0.1%
Venezuela Government International Bond 7.65%, 04/21/2025(a) (b) (k)		6,636	381,570
9.00%, 05/07/2023(a) (b) (k)		538	30,935
9.25%, 09/15/2027(b) (k)		34,020	1,956,150
9.25%, 05/07/2028(a) (b) (k)		1,500	86,250

			2,454,905

Total Emerging Markets - Sovereigns (cost $250,444,384)			206,133,439

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.6%
Risk Share Floating Rate – 4.1%
Bellemeade Re Ltd. Series 2018-1A, Class B1 4.358% (LIBOR 1 Month + 4.25%), 04/25/2028(a) (i)		230	229,999
Series 2019-4A, Class B1 3.958% (LIBOR 1 Month + 3.85%), 10/25/2029(h) (i)		1,607	1,623,704
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class B 11.608% (LIBOR 1 Month + 11.50%), 01/25/2025(i)		12,067	12,252,089
Series 2015-DNA1, Class B 9.308% (LIBOR 1 Month + 9.20%), 10/25/2027(i)		897	1,013,917

	Principal Amount (000)		U.S. $ Value

Series 2015-DNA2, Class B 7.658% (LIBOR 1 Month + 7.55%), 12/25/2027(i)	U.S.$	16,055	$16,838,017
Series 2015-DNA3, Class B 9.458% (LIBOR 1 Month + 9.35%), 04/25/2028(i)		7,469	8,187,094
Series 2015-HQ2, Class B 8.058% (LIBOR 1 Month + 7.95%), 05/25/2025(i)		285	295,760
Series 2015-HQA1, Class B 8.908% (LIBOR 1 Month + 8.80%), 03/25/2028(i)		12,416	13,071,965
Series 2015-HQA2, Class B 10.608% (LIBOR 1 Month + 10.50%), 05/25/2028(i)		6,959	7,771,051
Series 2016-DNA2, Class B 10.608% (LIBOR 1 Month + 10.50%), 10/25/2028(i)		5,019	5,742,519
Series 2016-DNA3, Class B 11.358% (LIBOR 1 Month + 11.25%), 12/25/2028(i)		4,449	5,171,226
Series 2016-DNA4, Class B 8.708% (LIBOR 1 Month + 8.60%), 03/25/2029(i)		1,818	1,933,608
Series 2016-HQA1, Class B 12.858% (LIBOR 1 Month + 12.75%), 09/25/2028(i)		2,986	3,613,730
Series 2016-HQA2, Class B 11.608% (LIBOR 1 Month + 11.50%), 11/25/2028(i)		3,915	4,581,992
Series 2017-DNA1, Class B1 5.058% (LIBOR 1 Month + 4.95%), 07/25/2029(i)		3,134	3,396,684
Series 2019-FTR3, Class B2 4.902% (LIBOR 1 Month + 4.80%), 09/25/2047(h) (i)		1,160	1,126,260
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 11.858% (LIBOR 1 Month + 11.75%), 08/25/2028(i)		4,013	4,472,713
Series 2016-C02, Class 1B 12.358% (LIBOR 1 Month + 12.25%), 09/25/2028(i)		2,879	3,296,336
Series 2016-C03, Class 1B 11.858% (LIBOR 1 Month + 11.75%), 10/25/2028(i)		7,099	8,077,766
Series 2016-C03, Class 2B 12.858% (LIBOR 1 Month + 12.75%), 10/25/2028(i)		3,936	4,642,256
Series 2016-C04, Class 1B 10.358% (LIBOR 1 Month + 10.25%), 01/25/2029(i)		13,247	14,600,211

	Principal Amount (000)		U.S. $ Value

Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(i)	U.S.$	11,992	$13,001,062
Series 2016-C06, Class 1B 9.358% (LIBOR 1 Month + 9.25%), 04/25/2029(i)		8,456	9,235,616
Series 2016-C07, Class 2B 9.608% (LIBOR 1 Month + 9.50%), 05/25/2029(i)		10,243	11,055,152
Series 2017-C01, Class 1B1 5.858% (LIBOR 1 Month + 5.75%), 07/25/2029(i)		2,248	2,540,638
Series 2017-C02, Class 2B1 5.608% (LIBOR 1 Month + 5.50%), 09/25/2029(i)		416	465,947
Series 2017-C04, Class 2B1 5.158% (LIBOR 1 Month + 5.05%), 11/25/2029(i)		974	1,091,234
Home Re Ltd. Series 2019-1, Class M2 3.358% (LIBOR 1 Month + 3.25%), 05/25/2029(a) (i)		3,500	3,515,295
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.608% (LIBOR 1 Month + 5.50%), 10/25/2025(h) (i)		2,783	2,806,966
Radnor Re Ltd. Series 2020-1, Class B1 3.108% (LIBOR 1 Month + 3.00%), 01/25/2030(h) (i)		488	483,300
Traingle Re Ltd. Series 2020-1, Class M2 5.708% (LIBOR 1 Month + 5.60%), 10/25/2030(a) (i)		1,000	1,022,061
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.358% (LIBOR 1 Month + 5.25%), 11/25/2025(h) (i)		1,804	1,744,348
Series 2015-WF1, Class 2M2 5.608% (LIBOR 1 Month + 5.50%), 11/25/2025(h) (i)		932	923,415

			169,823,931

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		2,188	1,620,221
Series 2006-24CB, Class A16 5.75%, 08/25/2036		418	309,775
Series 2006-26CB, Class A6 6.25%, 09/25/2036		196	133,379
Series 2006-26CB, Class A8 6.25%, 09/25/2036		742	504,025
Series 2006-42, Class 1A6 6.00%, 01/25/2047		913	722,417

	Principal Amount (000)		U.S. $ Value

Series 2006-HY12, Class A5 3.082%, 08/25/2036	U.S.$	2,503	$2,518,767
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		790	699,052
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		713	551,814
Series 2007-15CB, Class A19 5.75%, 07/25/2037		418	329,140
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		430	403,053
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.164%, 05/25/2047		413	409,539
Series 2007-4, Class 22A1 3.294%, 06/25/2047		1,733	1,729,385
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		492	249,735
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.929%, 09/25/2047		418	399,728
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.149%, 03/25/2037		273	271,897
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		682	677,480
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		821	476,580
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 2.518%, 06/25/2036		384	345,151
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 3.797%, 09/25/2035		1,434	1,217,334
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		982	972,785
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		524	351,905
Series 2007-A1, Class A8 6.00%, 03/25/2037		862	428,647
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		230	175,174
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.301%, 10/25/2036		1,642	617,206
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.665%, 12/28/2037		1,567	1,563,899

			17,678,088

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 0.708% (LIBOR 1 Month + 0.60%), 04/25/2037(i)	U.S.$	2,222	$667,585
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.708% (LIBOR 1 Month + 0.60%), 08/25/2037(i)		334	134,929
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.358% (LIBOR 1 Month + 0.25%), 04/25/2037(i)		995	251,918
Lehman Mortgage Trust Series 2007-1, Class 3A1 0.358% (LIBOR 1 Month + 0.25%), 02/25/2037(i)		2,860	262,392
Series 2007-1, Class 3A2 7.142% (LIBOR 1 Month + 7.25%), 02/25/2037(i) (o)		2,860	577,066
Lehman XS Trust Series 2007-16N, Class 2A2 0.958% (LIBOR 1 Month + 0.85%), 09/25/2047(i)		438	450,442
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 0.428% (LIBOR 1 Month + 0.32%), 02/25/2037(i)		476	365,797
Series 2007-2, Class 1A3 0.768% (LIBOR 1 Month + 0.66%), 05/25/2037(i)		357	353,573

			3,063,702

Total Collateralized Mortgage Obligations (cost $180,891,846)			190,565,721

GOVERNMENTS - TREASURIES – 3.8%
United States – 3.8%
U.S. Treasury Bonds 6.125%, 11/15/2027(p) (q)		36,930	45,960,537
U.S. Treasury Notes 2.375%, 05/15/2029(p) (q)		87,447	91,217,944
3.125%, 11/15/2028(p) (q)		20,350	22,149,703

Total Governments - Treasuries (cost $152,629,971)			159,328,184

COLLATERALIZED LOAN OBLIGATIONS – 2.6%
CLO - Floating Rate – 2.6%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.241% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (i)		11,494	11,497,564

	Principal Amount (000)		U.S. $ Value

Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 6.461% (LIBOR 3 Month + 6.22%), 04/15/2034(a) (i)	U.S.$	2,000	$1,942,642
Benefit Street Partners CLO Ltd. Series 2020-22A, Class E 7.254% (LIBOR 3 Month + 7.00%), 01/20/2032(a) (i)		312	313,237
Bristol Park CLO Ltd. Series 2016-1A, Class DR 3.191% (LIBOR 3 Month + 2.95%), 04/15/2029(a) (i)		5,000	5,000,675
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 6.541% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (i)		2,424	2,411,330
Dryden CLO Ltd. Series 2018-57A, Class E 5.356% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (i)		1,741	1,662,511
Series 2020-78A, Class C 2.191% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (i)		2,270	2,271,394
Series 2020-78A, Class D 3.241% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (i)		11,286	11,274,165
Elevation CLO Ltd. Series 2020-11A, Class C 2.441% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (i)		3,505	3,500,252
Series 2020-11A, Class D1 4.091% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (i)		5,438	5,441,832
Elmwood CLO Ltd. Series 2021-2A, Class E 6.204% (LIBOR 3 Month + 5.95%), 07/20/2034(a) (i)		800	797,732
Elmwood CLO VII Ltd. Series 2020-4A, Class E 7.341% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (i)		2,122	2,129,994
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 6.254% (LIBOR 3 Month + 6.00%), 01/20/2034(a) (i)		1,786	1,771,131
Elmwood CLO XII Ltd. Series 2021-5A, Class E 6.471% (LIBOR 3 Month + 6.35%), 01/20/2035(a) (i)		3,650	3,647,919
Flatiron CLO Ltd. Series 2021-1A, Class E 6.248% (LIBOR 3 Month + 6.00%), 07/19/2034(a) (i)		350	333,884

	Principal Amount (000)		U.S. $ Value

LCM 28 Ltd. Series 28A, Class D 3.204% (LIBOR 3 Month + 2.95%), 10/20/2030(a) (i)	U.S.$	500	$486,459
Madison Park Funding LI Ltd. Series 2021-51A, Class E 6.518% (LIBOR 3 Month + 6.27%), 07/19/2034(a) (i)		1,600	1,588,950
OCP CLO Ltd. Series 2021-21A, Class E 6.534% (LIBOR 3 Month + 6.28%), 07/20/2034(a) (i)		2,250	2,219,243
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR 2.209% (LIBOR 3 Month + 1.95%), 01/24/2033(a) (i)		8,719	8,721,198
Series 2016-1A, Class DR 3.359% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (i)		7,987	7,989,134
OZLM XXII Ltd. Series 2018-22A, Class D 5.541% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (i)		968	875,500
Palmer Square CLO Ltd. Series 2021-1A, Class D 6.254% (LIBOR 3 Month + 6.00%), 04/20/2034(a) (i)		6,063	6,045,770
Rad CLO 4 Ltd. Series 2019-4A, Class E 7.008% (LIBOR 3 Month + 6.75%), 04/25/2032(a) (i)		3,086	3,088,625
Rad CLO 7 Ltd. Series 2020-7A, Class C 2.241% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (i)		2,940	2,942,120
Rad CLO 10 Ltd. Series 2021-10A, Class E 6.109% (LIBOR 3 Month + 5.85%), 04/23/2034(a) (i)		3,793	3,707,188
Rad CLO 11 Ltd. Series 2021-11A, Class E 6.491% (LIBOR 3 Month + 6.25%), 04/15/2034(a) (i)		1,545	1,545,884
Rockford Tower CLO Ltd. Series 2019-1A, Class ER 6.574% (LIBOR 3 Month + 6.32%), 04/20/2034(a) (i)		2,000	1,933,138
Series 2021-2A, Class E 6.654% (LIBOR 3 Month + 6.40%), 07/20/2034(a) (i)		1,100	1,086,512
Series 2021-3A, Class E 6.847% (LIBOR 3 Month + 6.72%), 10/20/2034(a) (i)		4,738	4,656,877

	Principal Amount (000)		U.S. $ Value

Sixth Street CLO XX Ltd. Series 2021-20A, Class E 6.282% (LIBOR 3 Month + 6.15%), 10/20/2034(a) (i)	U.S.$	3,021	$3,007,683
Trimaran Cavu Ltd. Series 2019-1A, Class E 7.294% (LIBOR 3 Month + 7.04%), 07/20/2032(a) (i)		2,469	2,432,645

Total Collateralized Loan Obligations (cost $106,033,192)			106,323,188

	Shares

COMMON STOCKS – 2.3%
Energy – 0.9%
Energy Equipment & Services – 0.0%
Vantage Drilling International(b)		91,167	547,002

Oil, Gas & Consumable Fuels – 0.9%
Battalion Oil Corp.(b)		135	2,032
Berry Corp.		745,325	6,476,874
CHC Group LLC(b)		104,383	21
Civitas Resources, Inc.		24,592	1,340,264
Denbury, Inc.(b)		66,101	4,966,829
Diamond Offshore Drilling, II(b)		696,725	3,692,643
Diamond Offshore Drilling, Inc.(b) (h)		148,609	787,628
Golden Energy Offshore Services AS(b)		3,360,247	302,248
Gulfport Energy Corp.(b)		239,990	15,707,346
K201640219 South Africa Ltd. A Shares(b) (d) (e)		64,873,855	65
K201640219 South Africa Ltd. B Shares(b) (d) (e)		10,275,684	10
SandRidge Energy, Inc.(b)		1,446	16,629
Whiting Petroleum Corp.(b)		48,817	3,624,662

			36,917,251

			37,464,253

Consumer Discretionary – 0.6%
Auto Components – 0.5%
ATD New Holdings, Inc.(b) (d)		161,762	13,237,470
Exide Corp.(b) (d) (e)		4,045	6,674,250

			19,911,720

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(b)		4,628	352,376

Internet & Direct Marketing Retail – 0.0%
Golo Mobile, Inc.(b) (d) (e)		168,790	0

Leisure Products – 0.1%
Carlson Travel, Inc.(b) (d)		104,524	3,428,387

			23,692,483

Company	Shares		U.S. $ Value

Consumer Staples – 0.3%
Food & Staples Retailing – 0.3%
Southeastern Grocers, Inc.(b) (d) (e)		508,189	$11,942,442

Financials – 0.2%
Insurance – 0.2%
Mt. Logan Re Ltd.(b) (d) (e)		9,000	8,468,423

Information Technology – 0.1%
IT Services – 0.0%
Ag Tracker(b) (d) (e)		399,741	0
Paysafe Ltd.(b)		562,779	2,042,888

			2,042,888

Software – 0.1%
Avaya Holdings Corp.(b)		125,330	2,283,513
Monitronics International, Inc.(b)		257,529	643,822

			2,927,335

			4,970,223

Industrials – 0.1%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (d) (e)		14	0

Construction & Engineering – 0.1%
WillScot Mobile Mini Holdings Corp.(b)		109,384	4,051,583

			4,051,583

Communication Services – 0.1%
Media – 0.1%
iHeartMedia, Inc. - Class A(b)		164,799	3,320,700

Materials – 0.0%
Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b) (d) (e)		5,004,988	5
Neenah Enterprises, Inc.(b) (d) (e)		49,578	0

			5

Total Common Stocks (cost $140,971,437)			93,910,112

	Principal Amount (000)

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)	U.S.$	1,579	1,687,556
8.375%, 11/07/2028(a)		4,439	4,988,327

			6,675,883

	Principal Amount (000)		U.S. $ Value
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(a)	U.S.$	1,062	$1,107,252
5.45%, 05/15/2030(a)		725	789,887

			1,897,139

Mexico – 0.4%
Petroleos Mexicanos 5.95%, 01/28/2031		3,818	3,620,896
6.49%, 01/23/2027		1,276	1,331,506
6.50%, 01/23/2029		1,268	1,288,922
6.70%, 02/16/2032(a)		3,899	3,850,652
6.75%, 09/21/2047		6,363	5,427,639
7.69%, 01/23/2050		2,298	2,123,352

			17,642,967

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		649	629,246
5.125%, 08/11/2061(a)		478	463,600

			1,092,846

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		2,540	2,657,475
7.125%, 02/11/2025(a)		1,951	1,973,315

			4,630,790

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd 5.25%, 11/04/2027(a)		703	712,798

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a) (k)		5,000	175,000

Total Quasi-Sovereigns (cost $31,621,778)			32,827,423

	Shares

PREFERRED STOCKS – 0.6%
Industrial – 0.5%
Energy – 0.4%
Gulfport Energy Corp. 10.00%(b) (d)		789	4,655,100
Targa Resources Corp. Series A 9.50%		11,000	11,831,644

			16,486,744

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		211,900	6,458,712

			22,945,456

Company	Shares		U.S. $ Value

Financial Institutions – 0.1%
Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%		95,901	$2,442,598

Total Preferred Stocks (cost $20,586,746)			25,388,054

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.6%
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.351%, 04/10/2046(r)	U.S.$	6,444	77,385
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		1,000	250,811
Series 2012-CR5, Class XA 1.495%, 12/10/2045(r)		8,345	61,297
Series 2013-LC6, Class XA 1.267%, 01/10/2046(r)		26,186	160,156
Series 2014-CR15, Class XA 0.651%, 02/10/2047(r)		6,299	77,542
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.474%, 02/10/2046(r)		3,646	38,422
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.158%, 08/10/2044(a)		7,937	6,805,556
Series 2013-GC13, Class D 4.064%, 07/10/2046(a)		1,500	627,188
Series 2014-GC18, Class D 4.975%, 01/10/2047(a)		885	393,972
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class D 4.799%, 06/15/2045(a)		5,000	4,626,016
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.587%, 11/15/2045(a) (r)		22,762	60,810
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.574%, 12/10/2045(a) (r)		2,934	17,244
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.887%, 06/15/2044(a)		2,576	2,436,484
Series 2012-C7, Class XA 1.192%, 06/15/2045(a) (r)		4,391	1,364
Series 2012-C8, Class E 4.857%, 08/15/2045(a)		6,905	6,826,365
Series 2014-C20, Class D 3.986%, 05/15/2047(a)		3,701	1,554,457

			24,015,069

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.856% (LIBOR 1 Month + 4.75%), 05/15/2036(a) (i)	U.S.$	1,702	$1,233,969

Total Commercial Mortgage-Backed Securities (cost $29,336,048)			25,249,038

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,979,063
7.625%, 03/01/2040		1,250	1,993,792
State of Illinois Series 2010 7.35%, 07/01/2035		4,120	5,076,023
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)		7,240	7,635,946

Total Local Governments - US Municipal Bonds (cost $13,850,748)			16,684,824

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	14,562,910	2,614,889
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		7,580,000	1,945,565
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		36,247,335	10,000,696

Total Inflation-Linked Securities (cost $17,995,595)			14,561,150

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2018-7, Class PT 10.79%, 06/15/2043(h)	U.S.$	280	270,359
Series 2019-24, Class PT 10.365%, 08/15/2044(h)		686	684,104
Series 2019-36, Class PT 12.539%, 10/17/2044(h)		1,136	1,134,682
Series 2019-43, Class PT 5.271%, 11/15/2044(h)		386	380,306
Consumer Loan Underlying Bond Club Certificate Issuer Trust Series 2018-4, Class PT 11.884%, 05/15/2043(h)		256	250,588
Series 2018-12, Class PT 10.789%, 06/15/2043(h)		250	245,719

	Principal Amount (000)		U.S. $ Value

Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.81%, 03/16/2043(h)	U.S.$	55	$52,937
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(d) (e) (h)		828	847,021
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(d) (e) (h)		114	1,950,357

			5,816,073

Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)		791	817,244

Total Asset-Backed Securities (cost $15,711,362)			6,633,317

	Shares

WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(b)		385,763	428,197
Battalion Oil Corp., expiring 10/08/2022(b) (d) (e)		815	0
Battalion Oil Corp., expiring 10/08/2022(b) (d) (e)		652	0
Battalion Oil Corp., expiring 10/08/2022(b) (d) (e)		1,048	0
Encore Automotive Acceptance, expiring 07/05/2031(b) (d) (e)		44	0
Flexpath Capital, Inc., expiring 04/15/2031(b) (d) (e)		189,795	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(b)		304,120	4,866
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(b)		130,889	15,039
Willscot Corp., expiring 11/29/2022(b) (d) (e)		169,364	3,668,916

Total Warrants (cost $3,612,897)			4,117,018

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (d) (cost $0)		45,881	60,792

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(b) (d) (e) (l) (cost $1,373,314)	EUR	1,001	0

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.01%(s) (t) (u) (cost $46,425,768)		46,425,768	$46,425,768

	Principal Amount (000)

Time Deposits – 0.5%
Citibank, London (0.79)%, 02/01/2022	EUR	3,186	3,579,335
Royal Bank of Canada, Toronto 0.00%, 02/01/2022	CAD	596	469,063
SEB, Stockholm 0.01%, 02/01/2022	U.S.$	17,335	17,334,689

Total Time Deposits (cost $21,383,087)			21,383,087

Total Short-Term Investments (cost $67,808,855)			67,808,855

Total Investments – 102.2% (cost $4,416,774,092)(v)			4,242,728,330
Other assets less liabilities – (2.2)%			(89,661,927)

Net Assets – 100.0%			$4,153,066,403

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	74	March 2022	$11,516,250	$(161,297)
U.S. T-Note 5 Yr (CBT) Futures	853	March 2022	101,680,266	(1,512,742)
U.S. T-Note 10 Yr (CBT) Futures	188	March 2022	24,058,125	(229,125)
U.S. Ultra Bond (CBT) Futures	160	March 2022	30,230,000	(520,000)

				$(2,423,164)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	2,700	USD	3,062	02/10/2022	$28,307
Barclays Bank PLC	USD	4,797	EUR	4,306	02/10/2022	40,892
BNP Paribas SA	EUR	1,003	USD	1,140	02/10/2022	12,831
Brown Brothers Harriman & Co.	CAD	871	USD	687	02/10/2022	1,223
Brown Brothers Harriman & Co.	EUR	9,614	USD	11,069	02/10/2022	266,469

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	14,779	EUR	13,100	02/10/2022	$(59,948)
Citibank, NA	GBP	6,380	USD	8,728	03/17/2022	149,761
JPMorgan Chase Bank, NA	EUR	471	USD	531	02/10/2022	1,779
JPMorgan Chase Bank, NA	GBP	2,028	USD	2,741	03/17/2022	13,827
Morgan Stanley Capital Services LLC	CAD	7,185	USD	5,709	02/10/2022	55,982
Morgan Stanley Capital Services LLC	EUR	7,918	USD	9,134	02/10/2022	237,052
Morgan Stanley Capital Services LLC	MXN	18,187	USD	882	03/24/2022	7,443
Morgan Stanley Capital Services LLC	COP	65,115,083	USD	16,384	03/25/2022	(8,503)
Royal Bank of Scotland PLC	EUR	6,400	USD	7,230	02/10/2022	39,261
Standard Chartered Bank	EUR	121,126	USD	140,172	02/10/2022	4,070,709

						$4,857,085

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	3.38%	USD	172,840	$12,898,351	$15,515,140	$(2,616,789)
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	5.00	Quarterly	1.10	EUR	1	22	6	16
iTraxx Europe Crossover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.88	EUR	74,910	8,383,751	9,871,060	(1,487,309)

						$21,282,124	$25,386,206	$(4,104,082)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	2,907	$(1,254,044)	$(1,418,792)	$164,748

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	1,430	$(617,083)	$(687,177)	$70,094
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,743	(929,472)	(1,321,617)	392,145
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,707	(920,241)	(454,132)	(466,109)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6,111	(1,516,885)	(733,699)	(783,186)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,730	(2,167,050)	(1,044,233)	(1,122,817)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15,678	(3,891,572)	(1,892,031)	(1,999,541)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	39,929	(9,911,045)	(4,509,455)	(5,401,590)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	525	(226,394)	(73,960)	(152,434)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,313	(566,191)	(184,965)	(381,226)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,313	(566,739)	(180,397)	(386,342)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	2,626	(1,133,063)	(360,305)	(772,758)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	25,766	(11,108,611)	(3,807,689)	(7,300,922)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	247	(61,201)	(29,290)	(31,911)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7,547	(1,873,187)	(890,652)	(982,535)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.50	EUR	1,640	43,232	14,281	28,951

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	2,391	$(593,822)	$(266,625)	$(327,197)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.19	USD	1,300	100,089	31,531	68,558
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.19	USD	1,440	110,868	54,661	56,207
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	286	(123,416)	(137,255)	13,839
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	286	(123,416)	(137,255)	13,839
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	109,073	(47,024,609)	(24,091,149)	(22,933,460)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	560	(139,002)	(144,711)	5,709
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	560	(139,096)	(120,624)	(18,472)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,120	(278,191)	(249,241)	(28,950)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,120	(278,191)	(249,241)	(28,950)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,430	(355,063)	(174,509)	(180,554)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26,715	(6,630,985)	(3,672,088)	(2,958,897)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6,329	(1,570,901)	(768,159)	(802,742)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	5,280	(2,277,088)	(2,736,825)	459,737

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	572	$(246,833)	$(268,667)	$21,834
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,773	(764,934)	(785,770)	20,836
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	969	(417,877)	(407,936)	(9,941)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,773	(764,934)	(726,122)	(38,812)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,773	(764,934)	(721,876)	(43,058)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,773	(764,934)	(717,630)	(47,304)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,773	(764,934)	(713,383)	(51,551)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,938	(836,168)	(695,823)	(140,345)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,938	(836,168)	(691,228)	(144,940)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,800	(695,479)	(736,912)	41,433
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,800	(695,012)	(683,362)	(11,650)

						$(103,574,576)	$(57,384,312)	$(46,190,264)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Maturity	EUR	25,685	03/21/2022	$(559,161)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at January 31, 2022
Barclays Capital, Inc.†	USD	2,447	(1.75	)%*	—	$2,439,381
Barclays Capital, Inc.†	USD	4,619	(0.30)%		—	4,616,248
Barclays Capital, Inc.†	USD	1,988	(0.25	)%*	—	1,986,644
Barclays Capital, Inc.†	USD	2,569	(0.25	)%*	—	2,567,507
Barclays Capital, Inc.†	USD	1,556	0.00%		—	1,556,389
Barclays Capital, Inc.†	USD	11,063	0.40%		—	11,063,115
Credit Suisse Securities (USA) LLC†	EUR	984	(1.00	)%*	—	1,104,707
Credit Suisse Securities (USA) LLC†	EUR	5,276	(1.00	)%*	—	5,915,991
Credit Suisse Securities (USA) LLC†	EUR	5,354	(1.00	)%*	—	6,013,702
Credit Suisse Securities (USA) LLC†	USD	2,639	(0.25	)%*	—	2,637,621
Credit Suisse Securities (USA) LLC†	USD	361	0.01%		—	361,256

						$40,262,561

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2022.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$26,851,546	$0	$0	$0	$26,851,546
Corporates - Investment Grade	13,411,015	0	0	0	13,411,015

Total	$40,262,561	$0	$0	$0	$40,262,561

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $2,772,258,822 or 66.8% of net assets.

(b)	Non-income producing security.
(c)	Defaulted matured security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2022.
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.64% of net assets as of January 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2019-4A, Class B1 3.958%, 10/25/2029	04/16/2020	$1,159,830	$1,623,704	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2018-7, Class PT 10.79%, 06/15/2043	04/25/2018- 06/01/2020	280,093	270,359	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2019-24, Class PT 10.365%, 08/15/2044	06/27/2019	669,305	684,104	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2019-36, Class PT 12.539%, 10/17/2044	09/04/2019	1,128,814	1,134,682	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2019-43, Class PT 5.271%, 11/15/2044	10/09/2019	382,425	380,306	0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust Series 2018-12, Class PT 10.789%, 06/15/2043	06/26/2018	250,751	245,719	0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust Series 2018-4, Class PT 11.884%, 05/15/2043	03/27/2018- 05/11/2018	256,883	250,588	0.01%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.81%, 03/16/2043	03/07/2018	55,004	52,937	0.00%
Diamond Offshore Drilling, Inc.	04/23/2021	2,371,457	787,628	0.02%
Digicel Group Holdings Ltd. 7.00%, 02/16/2022	11/28/2016- 04/01/2021	696,905	555,487	0.01%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-FTR3, Class B2 4.902%, 09/25/2047	06/03/2020	937,473	1,126,260	0.03%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	10,731,863	10,000,696	0.24%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.608%, 10/25/2025	09/18/2015	2,781,277	2,806,966	0.07%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017- 06/30/2021	5,538,934	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017	3,503,915	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013- 02/19/2015	12,955,187	0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	2,428,634	53,794	0.00%
Radnor Re Ltd. Series 2020-1, Class B1 3.108%, 01/25/2030	04/15/2020	304,977	483,300	0.01%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017- 08/01/2017	540,813	847,021	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	$11,354,951	$1,950,357	0.05%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019- 10/31/2020	4,733,143	244	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	10/19/2012- 02/27/2014	8,550,341	1,367	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550	250	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012- 02/05/2014	11,383,331	1,361	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.358%, 11/25/2025	09/06/2016	1,804,442	1,744,348	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.608%, 11/25/2025	09/28/2015- 02/26/2018	932,140	923,415	0.02%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(j)	Convertible security.
(k)	Defaulted.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR or the LIBOR/CDOR floor rate plus a spread at January 31, 2022.
(n)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(o)	Inverse interest only security.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(r)	IO - Interest Only.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	Affiliated investments.
(v)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $170,424,268 and gross unrealized depreciation of investments was $(392,889,616), resulting in net unrealized depreciation of $(222,465,348).

Currency Abbreviations:

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2022 (unaudited)

72.5%	United States
3.3%	United Kingdom
2.6%	Canada
1.8%	Luxembourg
1.6%	Brazil
1.1%	France
0.9%	Spain
0.8%	Italy
0.7%	Mexico
0.7%	Bahrain
0.7%	Germany
0.6%	Switzerland
0.6%	Argentina
10.5%	Other
1.6%	Short-Term

100.0%	Total Investments

[1]

All data are as of January 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Australia, Bermuda, Chile, China, Colombia, Czech Republic, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Hong Kong, India, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Macau, Morocco, Netherlands, Nigeria, Norway, Oman, Panama, Peru, Senegal, South Africa, Sweden, Trinidad & Tobago, Turkey, Ukraine, United Republic of Tanzania, Venezuela and Zambia.

AB High Income Fund

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$2,380,057,637	$1,028,380	#	$2,381,086,017
Corporates - Investment Grade	-0-	370,709,267	-0-		370,709,267
Bank Loans	-0-	286,252,450	24,919,302		311,171,752
Emerging Markets - Corporate Bonds	-0-	230,166,957	3,222	#	230,170,179
Emerging Markets - Sovereigns	-0-	206,133,439	-0-		206,133,439
Collateralized Mortgage Obligations	-0-	190,565,721	-0-		190,565,721
Governments - Treasuries	-0-	159,328,184	-0-		159,328,184
Collateralized Loan Obligations	-0-	106,323,188	-0-		106,323,188
Common Stocks	45,678,768	4,480,292	43,751,052	#	93,910,112
Quasi-Sovereigns	-0-	32,827,423	-0-		32,827,423
Preferred Stocks	8,901,310	11,831,644	4,655,100		25,388,054
Commercial Mortgage-Backed Securities	-0-	25,249,038	-0-		25,249,038
Local Governments - US Municipal Bonds	-0-	16,684,824	-0-		16,684,824
Inflation-Linked Securities	-0-	14,561,150	-0-		14,561,150
Asset-Backed Securities	-0-	3,835,939	2,797,378		6,633,317
Warrants	448,102	-0-	3,668,916	#	4,117,018
Rights	-0-	-0-	60,792		60,792
Governments - Sovereign Bonds	-0-	-0-	0	#	0
Short-Term Investments:
Investment Companies	46,425,768	-0-	-0-		46,425,768
Time Deposits	-0-	21,383,087	-0-		21,383,087

Total Investments in Securities	101,453,948	4,060,390,240	80,884,142		4,242,728,330
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	4,925,536	-0-		4,925,536
Centrally Cleared Credit Default Swaps	-0-	21,282,124	-0-		21,282,124
Credit Default Swaps	-0-	254,189	-0-		254,189
Liabilities
Futures	(2,423,164)	-0-	-0-		(2,423,164)
Forward Currency Exchange Contracts	-0-	(68,451)	-0-		(68,451)
Credit Default Swaps	-0-	(103,828,765)	-0-		(103,828,765)
Total Return Swaps	-0-	(559,161)	-0-		(559,161)
Reverse Repurchase Agreements	(40,262,561)	-0-	-0-		(40,262,561)

Total	$58,768,223	$3,982,395,712	$80,884,142		$4,122,048,077

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- lnvestment Grade#	Bank Loans	Emerging Markets - Corporate Bonds#	Common Stocks#

Balance as of 10/31/21	$1,028,380	$39,398,248	$24,976	$49,557,924
Accrued discounts/(premiums)	-0-	-0-	-0-	-0-
Realized gain (loss)	-0-	1,737	-0-	323,233
Change in unrealized appreciation/depreciation	-0-	(106,116)	(1,022,876)	1,536,616
Purchases/Payups	-0-	680,120	483,305	2,601,576
Sales	-0-	(145,436)	-0-	(10,268,297)
Transfers into Level 3	-0-	5,016,880	517,817	-0-
Transfers out of Level 3	-0-	(19,926,131)	-0-	-0-

Balance as of 1/31/22	$1,028,380	$24,919,302	$3,222	$43,751,052

Net change in unrealized appreciation/depreciation from investments held as of 1/31/22	$-0-	$(106,116)	$(1,022,876)	$1,536,616

	Preferred Stocks	Asset-Backed Securities	Warrants#	Rights

Balance as of 10/31/21	$4,609,800	$5,305,374	$3,285,967	$61,481
Accrued discounts/(premiums)	-0-	42,634	-0-	-0-
Realized gain (loss)	-0-	(8,216,024)	-0-	-0-
Change in unrealized appreciation/depreciation	45,300	6,068,254	382,949	(689)
Purchases	-0-	-0-	-0-	-0-
Sales/Paydowns	-0-	(402,860)	-0-	-0-
Transfers into Level 3	-0-	-0-	-0-	-0-
Transfers out of Level 3	-0-	-0-	-0-	-0-

Balance as of 1/31/22	$4,655,100	$2,797,378	$3,668,916	$60,792

Net change in unrealized appreciation/depreciation from investments held as of 1/31/22	$45,300	$(665,345)	$382,949	$(689)

	Governments - Sovereign Bonds#	Total

Balance as of 10/31/21	$-0-	$103,272,150
Accrued discounts/(premiums)	-0-	42,634
Realized gain (loss)	-0-	(7,891,054)
Change in unrealized appreciation/depreciation	-0-	6,903,438
Purchase/Payups	-0-	3,765,001
Sales/Paydowns	-0-	(10,816,593)
Transfers into Level 3	-0-	5,534,697
Transfers out of Level 3	-0-	(19,926,131)

Balance as of 1/31/22	$-0-	$80,884,142

Net change in unrealized appreciation/depreciation from investments held as of 1/31/22	$-0-	$169,839

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2022. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 1/31/22	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$1,028,380	Recovery Analysis	Collateral Value	$75.90
	$-0-	Qualitative Assessment		$0.00

	$1,028,380

Emerging Markets - Corporate Bonds	$1,367	Qualitative Assessment		$0.00
	$1,361	Qualitative Assessment		$0.00
	$250	Qualitative Assessment		$0.00

	$2,978

Common Stocks	$8,468,423	Market Approach	NAV Equivalent	$940.94
	$6,674,250	Market Approach	Projected Enterprise Value	$681.6mm to $754.1mm
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$15,142,678

Warrants	$3,668,916	Option Pricing Model	Exercise Price	$21.66
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$3,668,916

Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, Projected Enterprise Value and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/22 (000)	Dividend Income (000)
Government Money
Market Portfolio	$118,010	$256,621	$328,205	$46,426	$1